Dec. 31, 2023
T. Rowe Price Large-Cap Growth Fund
Supplement to Prospectus and Summary Prospectus dated May 1, 2024, as supplemented

The fund currently has the following investment policy:

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the securities of large-cap companies.

Effective March 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with growth characteristics.